UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

CERTIFIED QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09277

VIKING MUTUAL FUNDS
(Exact name of Registrant as Specified in Charter)
116 1st St. SW, Suite C
Minot, ND 58701
(Address of Principal Executive Office) (Zip Code)
Registrant's Telephone Number, including Area Code: 1-701-852-1264

SHANNON D. RADKE, PRESIDENT
116 1st St. SW, Suite C
Minot, ND 58701



Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Item 1. Quarterly Schedule Of Portfolio Holdings.

VIKING MUTUAL FUNDS
Statement of Investments, September 30, 2008

Viking Tax-Free Fund for Montana

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS 98.5%
General Obligations 4.9%
Bozeman MT Ser A  4.95%  07/01/20                                                170,000               171,056
Puerto Rico Mun Fin Agy Ser A (FSA)  5.50%  08/01/23                             250,000               257,520
Missoula Cnty Sch Dist #4 Hellgate 4.25% 6/15/24                                 100,000                91,210
                                                                                                     ---------
                                                                                                       519,786
                                                                                                     ---------
Continuing Care Revenue Bonds  0.7%
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  6.90%  06/01/15                        30,000                31,890
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  7.25%  06/01/25                        35,000                37,643
                                                                                                     ---------
                                                                                                        69,533
                                                                                                     ---------
Electric Power Revenue Bonds 9.7%
Forsyth MT Poll Ctl Rev Ref Puget Sound Energy (AMBAC) 5.00% 03/01/31            355,000               335,030
Forsyth MT Poll Ctl Rev Northwestern Corp (AMBAC) 4.65% 08/01/23                 750,000               687,967
                                                                                                     ---------
                                                                                                     1,022,987
                                                                                                     ---------
Higher Education Revenue Bonds  13.9%
MT St Hgher Ed Stud Assist Corp Rev Ser B  6.40%  12/01/32                       440,000               440,964
MT St Brd Regents (MSU) Rev Facs Imp E (AMBAC)  5.00%  11/15/21                   80,000                79,833
MT Brd Regents (U of M) Hghr Ed Rev  5.75%  5/15/24                              135,000               141,440
Univ of MT Revs Facs Acq & Imp Ser C (MBIA)  5.00%  11/15/17                     140,000               146,359
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA) 5.375%  05/15/19                 370,000               398,612
MT St Brd Regents Hghr Ed Rev MSU 5.00% 11/15/18                                 260,000               268,486
                                                                                                     ---------
                                                                                                     1,475,694
                                                                                                     ---------
Hospital Revenue Bonds  23.6%
MT Hlth Fac Fin Auth Rev Mstr Ln Program Comm Med Ctr  5.20%  12/01/21           145,000               142,998
MT Fac Fin Auth Providence Serv (MBIA)  5.00%  12/01/18                          270,000               287,059
MT Fac Fin Auth Rev Providence Serv (MBIA)  4.80%  12/01/20                      105,000               110,473
MT Fac Fin Auth St Luke Cmnty Hlth 5.00% 01/01/22                                100,000                96,841
MT Hlth Fac Auth Sisters Chrty Leavenworth (MBIA)  5.125%  12/01/18              100,000               100,443
MT Hlth Facs Auth Rev Sisters Chrty Leavenworth (MBIA)  5.00%  12/01/24          515,000               494,457
MT St Hlth Fac Auth Rev Comm Med Ctr  6.375%  06/01/18                           370,000               368,583
MT Fac Fin Auth Hlth Master Ln Pg  4.50% 05/01/27				     250,000               219,785
MT Fac Fin Auth	 Rev Benefits Health Sys 4.75% 01/01/24                           150,000               143,218
MT Fac Fin Auth Rev Benefits Health 4.75% 01/01/25                               125,000               117,904
MT Fac Fin Auth Glendive Med 4.50% 07/01/23                                      250,000               230,290
MT Fac Fin Auth Prov Hlth Svce 5.00% 10/01/19                                    175,000               179,858
                                                                                                     ---------
                                                                                                     2,491,909
                                                                                                     ---------
Housing Revenue Bonds  17.6%
MT St Brd Hsg Sngle Fam Mtg Ser A-2  5.75%  06/01/30                              65,000                63,210
MT St Brd Hsg Sngle Fam Ser A-2  5.50%  12/01/20                                  75,000                74,858
MT St Brd Hsg Sngle Fam Ser A-2  5.60%  12/01/23                                 675,000               659,009
MT St Brd Hsg Sngle Fam Ser A-2  5.20%  12/01/22                                 105,000               101,763
MT St Brd Hsg Sngle Fam Ser B-2  4.85%  12/01/15                                  80,000                80,271
MT St Brd Hsg Sngle Fam Mtg Ser B-2  5.55%  06/01/33                             135,000               129,776
MT St Brd Hsg Sngle Fam Mtg Ser C2 4.85%  12/01/26                               200,000               175,760
MT St Brd Hsg AMT Sngl Fam Mtg Ser B 4.75% 12/01/27                              110,000                96,588
MT St Brd Hsg Sngle Fam Prog Ser A 5.30% 12/01/29                                500,000               478,950
                                                                                                     ---------
                                                                                                     1,860,185
                                                                                                     ---------
Psychiatric and Substance Abuse Hospital Bonds  11.0%
MT Fac Fin Auth Developmental Ctr Prog  4.50%  06/01/16                          250,000               254,795
MT Fac Fin Auth Developmental Ctr Prog  4.75%  06/01/19                          170,000               166,762
MT Fac Fin Auth Rev Childrens Home  4.55%  01/01/17                              250,000               252,785
MT Fac Fin Auth Rev Cmnty Counsl & Corectl Svcs 4.50%  10/01/23                  240,000               222,072
MT Fac Fin Auth Boyd Andrew Cmnty (CIFG) 4.375% 10/01/20                         285,000               270,194
                                                                                                     ---------
                                                                                                     1,166,608
                                                                                                     ---------

Other Revenue Bonds 17.1%
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               107,078
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               107,040
Puerto Rico Childrens Trust Fund  Tob Settlement Rev  6.00%  07/01/26            195,000               205,555
Puerto Rico Comwlth Infra Fing Auth Ser A (AMBAC)  5.25%  07/01/10               100,000               100,648
MT Fac Fin Auth Prerelease Ctr Rev (XLCA) 5.25% 10/01/20                         300,000               303,867
Missoula MT Spl Impt Dists No 540 4.60% 07/01/24                                 100,000                87,006
Missoula MT Spl Impt Dists No 540 4.60% 07/01/25                                 105,000                89,960
Missoula Tax Increment Urban Renewal (RADIAN) 5.125% 07/01/26                    125,000               116,779
Missoula MT Spl Assmnt Pooled Spl Sidewalk Curb 4.75% 07/01/27                   200,000               169,990
Bozeman MT Downtown Impt Dist 4.95% 07/01/28                                     200,000               168,124
MT St Dept Transn Rev Grant Antic 5.00% 06/01/22                                 350,000               350,749
                                                                                                     ---------
                                                                                                     1,806,796
                                                                                                     ---------

Total Municipal Bonds (cost $10,843,614)                                                            10,413,498

SHORT-TERM INVESTMENTS  0.3%
Federated Muni Obligation Fund #852 5.61%                                         30,000                30,000
                                                                                                   -----------
Total Short-Term Investments (cost:$30,000)                                                             30,000
                                                                                                   -----------

TOTAL MARKET VALUE OF SECURITIES OWNED 98.8% (Cost $10,873,614)                                     10,443,498

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES 1.2%                                                   131,588
                                                                                                   -----------
NET ASSETS APPLICABLE TO 1,116,377.903 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.0%               $10,575,086
                                                                                                   ===========
Note: Fair Value Measurements
In September of 2006, the Financial Accounting Standards Board (FASB) issued
Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value
Measurements.  This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments.
These inputs are summarized in the three broad levels listed below:

Level 1  quoted prices in active markets for identical securities
Level 2 other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3 significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Funds net assets as of September 30, 2008:
                                                   Investments in Securities
Valuation Inputs
Level 1  Quoted Prices                             $    30,000
Level 2  Other Significant Observable Inputs        10,413,498
Level 3  Significant Unobservable Inputs                     0
                                                    ----------
Total                                              $10,443,498

VIKING MUTUAL FUNDS
Statement of Investments, September 30, 2008

Viking Tax-Free Fund for North Dakota

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS  97.8 %
General Obligations  19.2%
Fargo ND Pub Sch Dist 5.00% 05/01/23				                    200,000               194,106
Fargo ND Ref & Imp - Ser B (FGIC)  5.125%  05/01/17                               60,000                60,740
Fargo ND Ref & Impt Ser D (MBIA)  5.00%  05/01/28                                200,000               192,010
Hillsboro ND Pub Sch Dist No. 9 (FSA)  4.85%  06/01/19                            50,000                50,921
West Fargo ND Pub Sch Dist No. 006 (FGIC)  5.00%  05/01/14                        50,000                51,521
Grand Forks ND Pub Bldg Ser A 4.625% 12/01/26                                    100,000                94,795
Minot ND Ref Impt Ser A 4.50% 10/01/22                                           195,000               185,030
West Fargo ND Ref & Impt GO 4.50% 05/01/23                                       175,000               164,292
                                                                                                     ---------
                                                                                                       993,415
                                                                                                     ---------
Building Authority Revenue Bonds  7.6%
Fargo ND Bldg Auth Lease Rev Ser A  5.00%  05/01/20                               50,000                50,976
Grand Forks Cnty Bldg Auth Rev   5.00%   12/01/20                                200,000               195,792
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/17                           50,000                52,619
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.20%  12/01/19                           90,000                91,642
                                                                                                     ---------
                                                                                                       391,029
                                                                                                     ---------

Continuing Care Revenue Bonds  4.0%
Burleigh Cnty Indl Dev Rev MO Slope Luth Care 5.05% 11/01/18                     125,000               112,776
Grand Forks ND SR Hsg Rev Ref 4000 Valley Square Proj 5.00% 12/01/16             100,000                94,183
                                                                                                     ---------
                                                                                                       206,959
                                                                                                     ---------

Education Revenue Bonds  4.9%
Fargo ND School District Bldg Auth Rev (MBIA)  5.50%  05/01/14                    50,000                50,714
Minot Pub School District No 1 Bldg Auth  4.80%  05/01/23                        210,000               201,621
                                                                                                     ---------
                                                                                                       252,335
                                                                                                     ---------

Certificate of Participation 4.2%
Fargo ND Park Dist Ctsf of Partn 4.90% 05/01/23                                  230,000               217,527
                                                                                                     ---------
                                                                                                       217,527
                                                                                                     ---------

Higher Education Revenue Bonds  8.4%
ND St Brd Hghr Ed Student Svcs Facs MSU   5.00%   08/01/18                       175,000               160,832
ND St Brd Hghr Ed Student Svcs Facs MSU   5.50%   08/01/23                       125,000               109,981
ND St Brd Hgher Ed Rev Hsg & Aux BSC  4.75%  05/01/19                            100,000                93,066
NDSU Rev Ser 2006A 4.75% 04/01/29                                                 75,000                68,861
                                                                                                     ---------
                                                                                                       432,740
                                                                                                     ---------
Hospital Revenue Bonds  12.6%
Fargo ND Hlth Sys Rev Meritcare Ser A (MBIA)  5.375%  06/01/27                   200,000               183,706
Fargo ND Hlth Sys Rev Meritcare Obl (FSA)  5.375%  06/01/15                       65,000                67,946
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC)  5.00%  06/01/22                      45,000                43,980
Fargo ND Hlth Sys Rev Meritcare Obl 5.125% 06/01/27                               75,000                71,113
Grand Forks ND Hlth Care Altru Hlth Obl Group  7.125%  08/15/24                   20,000                21,637
Ward Cnty ND Hlth Care Facs Rev Trinity Obl Group - B  6.00%  07/01/10            20,000                20,110
Ward Cnty ND Hlth Care Fac Rev	5.125% 07/01/29                                    200,000              157,580
Ward Cnty ND Hlth Care Fac Rev Trinity 5.125% 07/01/25                            100,000               85,330
                                                                                                     ---------
                                                                                                       651,402
                                                                                                     ---------
Housing Revenue Bonds  16.6%
Fargo ND Multifam Rev Ref Hsg Trollwood Village  6.90%  09/01/13                  25,000                25,249
ND St Hsg Fin Agy Rev Home Mtg Prog C  4.90%   07/01/15                          150,000               152,280
ND St Hsg Fin Agy Rev Ser D 5.20% 07/01/22                                       200,000               195,356
ND St Hsg Fin Ady Rev Hsg Fin Pg Home Mtg A 5.80% 07/01/10                        55,000                55,223
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg 5.70% A 07/01/09                        50,000                50,204
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg B  5.85%  07/01/28                       5,000                 4,833
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A 5.25% 07/01/18                        30,000                29,930
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A 5.55% 07/01/22                        55,000                54,174
ND St Hsg Fin Agv Rev Hsg Fin Pg 5.15% 07/01/23                                  300,000               289,368

                                                                                                     ---------
                                                                                                       856,617
                                                                                                     ---------
Water Revenue Bonds  5.9%
ND St Water Comm Rev Water Dev & Mgmt Prg Ser A (MBIA)  5.50%  08/01/10           50,000                52,285
South Central Reg Water Dist Burleigh Cnty Rev  5.00%  10/01/23                  150,000               128,919
ND St Water Comm Rev Water Dev and Mgmt Prog 5.0% 08/01/25                       125,000               121,524
                                                                                                     ---------
                                                                                                       302,728
                                                                                                     ---------
Other Revenue Bonds  14.4%
ND St Muni Bond Bank Cap Fin Prog Ser A 5.30% 06/01/25                           120,000               117,739
Mercer Cnty PCR Otter Tail Corp 4.85% 09/01/22                                   115,000               111,065
ND St Muni Bond Bank Cap Fing Prog 6.00%  06/01/21                                25,000                25,913
ND St Muni Bond Bank St Revolv Fund Prog - Ser A  4.90%  10/01/18                 50,000                52,073
Puerto Rico Childrens Trust Fund Settlement Rev  6.00%  07/01/26                  15,000                15,812
ND Pub Fin Auth Cap Fin Prog Ser A  5.00%  6/01/31                               100,000                92,267
ND Pub Fin Auth Indl Dev Prog Ser A 5.00%  6/01/20                               150,000               144,547
Willams Cnty ND Sales Tax Rev 5.00% 11/01/21                                     100,000                90,867
Grand Forks ND Mosquito Ctl Resv Rev Ser B 4.75% 09/01/24                        100,000                94,604
                                                                                                     ---------
                                                                                                       744,887
                                                                                                     ---------

Total Municipal Bonds (cost $5,338,240)                                                              5,049,639

SHORT-TERM INVESTMENTS  0.9%
Federated Municipal Obligations Fund #852 5.61%                                   45,000                45,000
                                                                                                     ---------
Total Short Term Investment (cost: $45,000)                                                             45,000
                                                                                                     ---------

TOTAL MARKET VALUE OF SECURITIES OWNED  98.7% (COST $5,383,240)                                      5,094,639

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  1.3%                                                   66,055
                                                                                                    ----------

NET ASSETS APPLICABLE TO 542,826.781 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.00%                 $5,160,694
                                                                                                    ==========
Note: Fair Value Measurements
In September of 2006, the Financial Accounting Standards Board (FASB) issued
Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value
Measurements.  This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments.
These inputs are summarized in the three broad levels listed below:

Level 1  quoted prices in active markets for identical securities
Level 2 other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3 significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Funds net assets as of September 30, 2008:
                                                   Investments in Securities
Valuation Inputs
Level 1  Quoted Prices                             $   45,000
Level 2  Other Significant Observable Inputs        5,049,639
Level 3  Significant Unobservable Inputs                    0
                                                   ------------
Total                                              $5,094,639

VIKING MUTUAL FUNDS
Statement of Investments, September 30, 2008

Viking Large-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  95.4%



Auto Parts  2.2%
Johnson Controls                                                 3,200                  97,056
                                                                                      --------
                                                                                        97,056
                                                                                      --------
Banks/Financial Services  24.2%
BB&T								    2,200                  83,160
Lincoln National                                                 1,500                 107,025
JP Morgan Chase & Co						    3,300                 154,110
U.S. Bancorp                                                     3,400                 122,468
Sun Trust Banks                                                  1,800                  80,982
PNC Financial Services                                           1,700                 126,990
BankAmerica                                                      5,000                 175,000
Citigroup                                                        5,400                 110,754
Prudential Financial						    1,700                 122,400
                                                                                      --------
                                                                                     1,082,889
                                                                                      --------
Basic Materials  0.5 %
Freeport-McMoran Copper & Gold                                     400                  22,740
                                                                                      --------
                                                                                        22,740
                                                                                      --------
Computer/Communications Related  7.4%
Microsoft                                                        4,400                 117,436
Time Warner Cable*                                               5,300                 128,260
Dell*                                                            5,200                  85,696
                                                                                      --------
                                                                                       331,392
                                                                                      --------
Conglomerates  4.6%
General Electric                                                5,100                  130,050
PPG Industries                                                  1,300	            75,816
                                                                                      --------
                                                                                       205,866
                                                                                      --------

Department Store 0.9%
JC Penny                                                        1,200                   40,008
                                                                                      --------
                                                                                        40,008
                                                                                      --------

Drug  5.1%
Merck                                                           3,300                  104,148
Pfizer						                  6,700		   123,548
                                                                                      --------
                                                                                       227,696
                                                                                      --------
Drug Distribution  3.2%
Amerisource Bergen                                               1,100                  41,415
CVS Corp.                                                        3,000                 100,980
                                                                                      --------
                                                                                       142,395
                                                                                      --------
Energy  13.4%
Anadarko Petroleum                                                 700                  33,957
Apache                                                             400                  41,712
ChevronTexaco                                                    2,200                 181,456
ConocoPhillips                                                   2,100                 153,825
Exxon Mobil                                                      2,400                 186,384
                                                                                      --------
                                                                                       597,334
                                                                                      --------
Entertainment 2.9%
Disney                                                           4,300                 131,967
                                                                                      --------
                                                                                       131,967
                                                                                      --------
Food 1.9%
Dean Foods*                                                      3,700                  86,432
                                                                                      --------
                                                                                        86,432
                                                                                      --------
Household Products  2.9%
Kimberly-Clark                                                   2,000                 129,680
                                                                                      --------
                                                                                       129,680
                                                                                      --------
Industrial Goods 2.2%
Boeing Company                                                   1,700                  97,495
                                                                                      --------
                                                                                        97,495
                                                                                      --------
Insurance  1.7%
Hartford Financial Services Group                                1,900                  77,881
                                                                                      --------
                                                                                        77,881
                                                                                      --------

Metals  0.8%
ALCOA                                                            1,500                  33,870
                                                                                      --------
                                                                                        33,870
                                                                                      --------
Multi-Industry  2.0%
Honeywell                                                        2,200                  91,410
                                                                                      --------
                                                                                        91,410
                                                                                      --------
Packaging  3.0%
Sealed Air                                                       6.200                 136,338
                                                                                      --------
                                                                                       136,338
                                                                                      --------

Business Services  2.6%
Target								    2,400                 117,720
                                                                                      --------
                                                                                       117,720
                                                                                      --------


Telecommunications  8.1%
Verizon Communications                                           3,800                 121,942
AT&T                                                             5,500                 153,560
Nokia Corp                                                       4,600                  85,790
                                                                                      --------
                                                                                       361,292
                                                                                      --------
Transportation  1.0%
Canadian Pacific                                                   800                  43,088
                                                                                      --------
                                                                                        43,088
                                                                                      --------
Utilities  4.8%
Public Service Enterprise Group                                  1,900                  62,301
American Electric Power                                          1,900                  70,357
Dominion Resources                                               1,900                  81,282
                                                                                      --------
                                                                                       213,940
                                                                                      --------

Total Common Stocks (Cost $4,234,957)                                                4,268,489

SHORT-TERM INVESTMENTS 4.3%
Federated Prime Value Obligations #853 2.97%                   192,000                 192,000
                                                                                    ----------
Total Short-Term Investments (cost: $192,000)                                          192,000
                                                                                    ----------
TOTAL MARKET VALUE OF SECURITIES OWNED 99.7% (COST $4,426,957)                       4,460,489

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES 0.3%                                    13,520
                                                                                    ----------
NET ASSETS APPLICABLE TO 426,611.342 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $4,474,009
                                                                                    ==========
*Non-income producing investments

Note: Fair Value Measurements
In September of 2006, the Financial Accounting Standards Board (FASB) issued
Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value
Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments.
These inputs are summarized in the three broad levels listed below:

Level 1  quoted prices in active markets for identical securities
Level 2 other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3 significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Funds net assets as of September 30, 2008:
                                                   Investments in Securities
Valuation Inputs
Level 1  Quoted Prices                             $4,460,489
Level 2  Other Significant Observable Inputs                0
Level 3  Significant Unobservable Inputs                    0
                                                    -----------
Total                                              $4,460,489


VIKING MUTUAL FUNDS
Statement of Investments, September 30, 2008

Viking Small-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  94.9%

Air Services  1.0%
Bristow Group*                                                   1,100                  37,224
                                                                                      --------
                                                                                        37,224
                                                                                      --------


Auto Related  1.1%
Borg Warner                                                      1,300                  42,601
                                                                                      --------
                                                                                        42,601
                                                                                      --------
Basic Materials  2.8%
Albany International                                             1,000                  27,330
Walter Industries                                                  700                  33,215
Rosetta Resources*						    2,700                  49,572
                                                                                      --------
                                                                                       110,117
                                                                                      --------
Chemical  2.1%
RPM                                                              4,500                  87,030
                                                                                      --------
                                                                                        87,030
                                                                                      --------
Construction/Engineering  1.6%
Pike Electric Corp*                                              4,400                  64,812
                                                                                      --------
                                                                                        64,812
                                                                                      --------
Consumer Goods  4.0%
Chiquita Brands*                                                 4,300                  67,983
Cooper Tire and Rubber                                           4,800                  41,280
Hanes Brands*                                                    2,400                  52,200
                                                                                      --------
                                                                                       161,463
                                                                                      --------

Drug Manufacturer  2.3%
Chattem*                                                          1,200                 93,816
                                                                                      --------
                                                                                        93,816
                                                                                      --------
Electronics  1.7%
Technitrol                                                       4,800                  70,992
                                                                                      --------
                                                                                        70,992
                                                                                      --------
Energy  6.7%
Piedmont Natural Gas                                             4,400                 140,624
Oil States Intl Inc*                                             1,100                  38,885
Cleco								    3,600                  90,900
                                                                                      --------
                                                                                       270,409
                                                                                      --------
Financial 19.4%
First Midwest Bancorp                                            4,300                 104,232
Options Xpress Holdings                                          3,300                  64,086
Zenith National Insurance                                        1,800                  65,952
First Niagara Financial Group					    6,400                 100,800
Sterling Bancshares                                              9,700                 101,365
Trustmark                                                        4,800                  99,552
National Penn Bancshares                                         6,500                  94,900
Astoria 					                   2,000                  41,460
Glacier Bancorp                                                  1,000                  24,770
Prosperity Bancshares 	                                          2,700                  91,773
                                                                                      --------
                                                                                       788,890
                                                                                      --------

Healthcare  3.4%
Sciele Pharma Inc*                                               4,500                 138,555
                                                                                      --------
                                                                                       138,555
                                                                                      --------

Household Products  2.3%
Church & Dwight                                                  1,500                  93,135
                                                                                      --------
                                                                                        93,135
                                                                                      --------
Industrial Products  7.5%
AO Smith                                                         2,450                  96,015
Teleflex                                                         1,400                  88,886
Nordson Corp                                                     1,700                  83,487
Barnes Group                                                     1,800                  36,396
                                                                                      --------
                                                                                       304,784
                                                                                      --------
Insurance  4.7%
IPC Holdings*                                                    3,600                 108,756
Protective Life                                                  2,900                  82,679
                                                                                      --------
                                                                                       191,435
                                                                                      --------
Medical Services/Supplies  7.0%
Owens & Minor                                                    1,800                  87,300
West Pharm. Services                                             2,000                  97,640
Senior Housing Properties Trust                                  4,100                  97,703
                                                                                      --------
                                                                                       282,643
                                                                                      --------
Packaging  3.9%
Aptar Group                                                      2,400                  93,864
Tupperware                                                       2,400                  66,312
                                                                                      --------
                                                                                       160,176
                                                                                      --------

Retail  5.1%
BJs Wholesale*                                                  2,400                  93,264
Carters Inc.*                                                   5,800                 114,434
                                                                                      --------
                                                                                       207,698
                                                                                      --------
Services  7.0%
Jack in the Box*                                                 4,100                  86,510
School Specialty*                                                1,800                  56,142
Wabtec                                                           1,500                  76,845
Stage Stores                                                     2,600                  35,516
Trinity Industries                                               1,200                  30,876
                                                                                      --------
                                                                                       285,889
                                                                                      --------
Technology  7.3%
ON Semiconductor*                                                10,900                 73,684
Diodes Inc*                                                       2,650                 48,893
Ness Technologies*                                                4,500                 51,615
Brocade Comm*							    11,500                 66,930
Netgear Inc*                                                        700                 10,500
THQ*                                                              3,600                 43,344
                                                                                      --------
                                                                                       294,966
                                                                                      --------
Toy  1.7%
RC2 Corp.*                                                       3,500                  70,000
                                                                                      --------
                                                                                        70,000
                                                                                      --------
Utilities  2.3%
Westar Energy Inc                                                 4,000                 92,160
                                                                                      --------
                                                                                        92,160
                                                                                      --------

Total Common Stocks (Cost $3,603,309)                                                3,848,795

SHORT-TERM INVESTMENTS  4.9%
Federated Prime Value Obligations Fund #853 2.97%              200,000                 200,000
                                                                                    ----------
Total Short-Term Investments (Cost $200,000)                                           200,000
                                                                                    ----------
TOTAL MARKET VALUE OF SECURITIES OWNED 99.8% COST ($3,803,309)                       4,048,795

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  0.2%                                    8,350
                                                                                    ----------

NET ASSETS APPLICABLE TO 288,768.782 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $4,057,145
                                                                                    ==========
*Non-income producing investments

Note: Fair Value Measurements
In September of 2006, the Financial Accounting Standards Board (FASB) issued
Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value
Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments.
These inputs are summarized in the three broad levels listed below:

Level 1  quoted prices in active markets for identical securities
Level 2 other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3 significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Funds net assets as of September 30, 2008
                                                   Investments in Securities
Valuation Inputs
Level 1  Quoted Prices                             $4,048,795
Level 2  Other Significant Observable Inputs                0
Level 3  Significant Unobservable Inputs                    0
Total                                                ---------
                                                    $4,048,795



Item 2. Controls and Procedures

(a) The Principal Executive and Principal Financial Officers concluded that the registrants Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal control over financial reporting.


	The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.



<SEQUENCE>2
<FILENAME>nqcert.txt
CERTIFICATION

I, Shannon D. Radke, certify that:

1.	I have reviewed this report on Form N-Q of Viking Mutual Funds;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and

5.	The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.


Date:  October 20, 2008

/s/ Shannon D. Radke
- -----------------------
Shannon D. Radke
Principal Executive Officer



CERTIFICATION

I, Shannon D. Radke, certify that:

1.	I have reviewed this report on Form N-Q of Viking Mutual Funds;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and

5.	The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.


Date:  October 20, 2008

/s/ Shannon D. Radke
- -----------------------
Shannon D. Radke
Principal Financial Officer

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VIKING MUTUAL FUNDS

By: /s/ Shannon D. Radke
- --------------------------------
Shannon D. Radke
Principal Executive Officer

Date: October 20, 2008


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
- -------------------------------
Shannon D. Radke
Principal Executive Officer

Date: October 20, 2008


By: /s/ Shannon D. Radke
- -------------------------------
Shannon D. Radke
Principal Financial Officer

Date: October 20, 2008


</SEC-DOCUMENT>
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